Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share capital and reserves [Abstract]
Issuance of Share Capital
Share capital

Issued and fully paid shares:

	Number of outstanding shares	Share capital	Additional paid-in capital
		$’000	$’000
At December 31, 2022	52,020,849	1,301	291,448
Share option exercises (Note 17)	7,296	—	15
At December 31, 2023	52,028,145	1,301	291,463
At December 31, 2024	52,028,145	1,301	291,463